Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 111,504		$ 106,664		$ 54,174	$ 38,282
Total assets	1,748,971		1,680,820
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,498,588 and 7,419,204 shares issued and outstanding, respectively	14,997		14,838
Additional paid-in capital	54,519		51,242
Retained earnings	112,451		101,046
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $2,666 and $1,595, respectively	(4,296)		2,572
Total stockholders' equity	177,671		169,698		157,348	144,333
Total liabilities and stockholders' equity	1,748,971		1,680,820
Wilson Bank Holding Company [Member]
ASSETS
Cash	2,662	[1]	1,337	[1]	1,579	3,070
Investment in wholly-owned commercial bank subsidiary	174,836		168,188
Refundable income taxes	173		173
Total assets	177,671		169,698
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,498,588 and 7,419,204 shares issued and outstanding, respectively	14,997		14,838
Additional paid-in capital	54,519		51,242
Retained earnings	112,451		101,046
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $2,666 and $1,595, respectively	(4,296)		2,572
Total stockholders' equity	177,671		169,698		157,348	144,333
Total liabilities and stockholders' equity	$ 177,671		$ 169,698

[1]	Eliminated in consolidation.